UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2011

Item 1.	Schedule of Investments.

Lazard Retirement Series, Inc.
Portfolios of Investments
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Strategic Equity Portfolio

Common Stocks — 98.0%

Aerospace & Defense — 2.3%
Raytheon Co.	3,080	$156,680

Agriculture — 1.1%
Monsanto Co.	1,050	75,873

Alcohol & Tobacco — 2.0%
Molson Coors Brewing Co., Class
B	3,005	140,905

Banking — 6.0%
Bank of America Corp.	5,355	71,382
BB&T Corp.	1,665	45,704
JPMorgan Chase & Co.	3,465	159,737
Wells Fargo & Co.	4,370	138,529

		415,352

Cable Television — 3.9%
Comcast Corp., Class A	11,540	267,959

Chemicals — 1.0%
The Dow Chemical Co.	1,905	71,914

Commercial Services — 2.8%
Apollo Group, Inc., Class A (a)	855	35,662
Corrections Corp. of America (a)	3,730	91,012
Lender Processing Services, Inc.	2,090	67,277

		193,951

Computer Software — 5.8%
Microsoft Corp.	6,330	160,529
Oracle Corp.	5,205	173,691
Symantec Corp. (a)	3,340	61,923

		396,143

Consumer Products — 3.2%
Avon Products, Inc.	1,250	33,800
Newell Rubbermaid, Inc.	2,610	49,929
Stanley Black & Decker, Inc.	940	72,004
The Procter & Gamble Co.	1,085	66,836

		222,569

Energy Exploration & Production — 3.0%
Apache Corp.	539	70,566
Devon Energy Corp.	585	53,685
EQT Corp.	1,645	82,086

		206,337

Energy Integrated — 8.2%
Chevron Corp.	1,110	119,247
ConocoPhillips	4,505	359,770
CONSOL Energy, Inc.	1,560	83,663

		562,680

Energy Services — 1.3%
Halliburton Co.	735	36,632
Noble Corp.	1,200	54,744

		91,376

Financial Services — 5.0%
Ameriprise Financial, Inc.	1,700	103,836
MasterCard, Inc., Class A	235	59,154
Morgan Stanley	3,670	100,264
State Street Corp.	1,720	77,297

		340,551

Food & Beverages — 2.4%
General Mills, Inc.	1,845	67,435
PepsiCo, Inc.	710	45,731
Sysco Corp.	1,750	48,475

		161,641

Insurance — 2.2%
Prudential Financial, Inc.	1,020	62,812
The Travelers Cos., Inc.	1,480	88,030

		150,842

Leisure & Entertainment — 1.7%
Darden Restaurants, Inc.	1,010	49,621

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Strategic Equity Portfolio (concluded)
Sirius XM Radio, Inc. (a)	20,890	$34,678
Viacom, Inc., Class B	765	35,588

		119,887

Manufacturing — 4.8%
Dover Corp.	1,095	71,985
Emerson Electric Co.	890	52,003
Honeywell International, Inc.	2,005	119,718
Illinois Tool Works, Inc.	1,640	88,101

		331,807

Medical Products — 2.1%
Baxter International, Inc.	1,325	71,245
Medtronic, Inc.	1,880	73,978

		145,223

Metal & Glass Containers — 2.1%
Ball Corp.	4,120	147,702

Metals & Mining — 2.4%
Newmont Mining Corp.	1,395	76,139
Nucor Corp.	1,905	87,668

		163,807

Pharmaceutical & Biotechnology — 9.5%
Amgen, Inc. (a)	1,485	79,373
Gilead Sciences, Inc. (a)	2,090	88,700
Johnson & Johnson	1,210	71,692
Merck & Co., Inc.	2,069	68,298
Pfizer, Inc.	16,985	344,965

		653,028

Refining — 0.6%
Valero Energy Corp.	1,470	43,835

Retail — 11.4%
AutoZone, Inc. (a)	491	134,318
Lowe’s Cos., Inc.	2,220	58,675
The Gap, Inc.	4,270	96,758
Wal-Mart Stores, Inc.	4,730	246,196
Walgreen Co.	6,135	246,259

		782,206

Semiconductor & Components — 3.4%
Intel Corp.	8,200	165,394
Texas Instruments, Inc.	1,960	67,738

		233,132

Technology — 2.9%
AOL, Inc. (a)	1,680	32,810
eBay, Inc. (a)	2,520	78,221
Google, Inc., Class A (a)	145	85,001

		196,032

Technology Hardware — 5.8%
Cisco Systems, Inc.	4,655	79,833
EMC Corp. (a)	2,270	60,268
International Business Machines
Corp.	1,595	260,097

		400,198

Transportation — 1.1%
Norfolk Southern Corp.	1,050	72,734

Total Common Stocks
(Identified cost $5,599,698)		6,744,364

Preferred Stock — 0.4%

Automotive — 0.4%
Better Place, Inc., Series B
(Identified cost $31,701)	10,567	31,701

Short-Term Investment — 1.4%
State Street Institutional Treasury
Money Market Fund
(Identified cost $96,071)	96,071	96,071

Total Investments — 99.8%
(Identified cost $5,727,470) (b)		$6,872,136

Cash and Other Assets in Excess
of Liabilities — 0.2%		11,411

Net Assets — 100.0%		$6,883,547

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Common Stocks — 98.3%

Automotive — 2.6%
Dorman Products, Inc. (a)	31,800	$1,338,462
Modine Manufacturing Co. (a)	111,970	1,807,196
Tenneco, Inc. (a)	25,350	1,076,107

		4,221,765

Banking — 6.4%
BankUnited, Inc.	66,700	1,914,957
City National Corp.	25,063	1,429,844
Fulton Financial Corp.	144,400	1,604,284
PacWest Bancorp	124,450	2,706,788
Wintrust Financial Corp.	69,780	2,564,415

		10,220,288

Chemicals — 3.4%
Kronos Worldwide, Inc.	20,900	1,221,605
Rockwood Holdings, Inc. (a)	39,930	1,965,355
Solutia, Inc. (a)	87,200	2,214,880

		5,401,840

Commercial Services — 3.3%
Equifax, Inc.	43,500	1,689,975
Lender Processing Services, Inc.	52,300	1,683,537
Team, Inc. (a)	69,700	1,830,322

		5,203,834

Computer Software — 5.7%
Akamai Technologies, Inc. (a)	19,900	756,200
BMC Software, Inc. (a)	46,700	2,322,858
Digital River, Inc. (a)	37,600	1,407,368
Quest Software, Inc. (a)	87,100	2,211,469
Red Hat, Inc. (a)	52,450	2,380,705

		9,078,600

Construction & Engineering — 2.5%
Orion Marine Group, Inc. (a)	180,600	1,939,644
Quanta Services, Inc. (a)	93,500	2,097,205

		4,036,849

Consumer Products — 7.4%
Central Garden & Pet Co., Class A
(a)	226,962	2,090,320
Energizer Holdings, Inc. (a)	23,100	1,643,796
Mattel, Inc.	59,890	1,493,058
Matthews International Corp.,
Class A	44,180	1,703,139
Newell Rubbermaid, Inc.	80,600	1,541,878
Tempur-Pedic International, Inc.
(a)	32,890	1,666,207
The Middleby Corp. (a)	17,200	1,603,384

		11,741,782

Energy Integrated — 2.5%
Cimarex Energy Co.	18,010	2,075,472
James River Coal Co. (a)	76,550	1,850,214

		3,925,686

Energy Services — 5.9%
Complete Production Services,
Inc. (a)	84,600	2,691,126
Helmerich & Payne, Inc.	38,490	2,643,878
Key Energy Services, Inc. (a)	147,500	2,293,625
Oceaneering International, Inc.	20,520	1,835,514

		9,464,143

Financial Services — 1.9%
NYSE Euronext	27,100	953,107
Stifel Financial Corp. (a)	29,500	2,117,805

		3,070,912

Food & Beverages — 2.2%
Ralcorp Holdings, Inc. (a)	35,200	2,408,736
Snyders-Lance, Inc.	56,750	1,126,487

		3,535,223

Forest & Paper Products — 2.5%
Rock-Tenn Co., Class A	34,500	2,392,575

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (continued)

Schweitzer-Mauduit International,
Inc.	32,400	$1,639,764

		4,032,339

Gas Utilities — 2.5%
New Jersey Resources Corp.	59,400	2,551,230
The Laclede Group, Inc.	39,100	1,489,710

		4,040,940

Health Services — 2.7%
HealthSouth Corp. (a)	86,200	2,153,276
VCA Antech, Inc. (a)	86,600	2,180,588

		4,333,864

Housing — 1.0%
Trex Co., Inc. (a)	50,285	1,640,297

Insurance — 2.9%
Arch Capital Group, Ltd. (a)	21,600	2,142,504
Aspen Insurance Holdings, Ltd.	88,300	2,433,548

		4,576,052

Leisure & Entertainment — 4.6%
Bally Technologies, Inc. (a)	61,700	2,335,345
Darden Restaurants, Inc.	35,290	1,733,798
DreamWorks Animation SKG, Inc.,
Class A (a)	59,400	1,659,042
Texas Roadhouse, Inc.	93,310	1,585,337

		7,313,522

Manufacturing — 8.1%
Altra Holdings, Inc. (a)	92,030	2,173,749
BE Aerospace, Inc. (a)	63,400	2,252,602
FLIR Systems, Inc.	50,440	1,745,728
Generac Holdings, Inc. (a)	59,673	1,210,765
Harsco Corp.	77,100	2,720,859
Regal-Beloit Corp.	19,960	1,473,647
TriMas Corp. (a)	65,500	1,408,250

		12,985,600

Medical Products — 4.3%
CareFusion Corp. (a)	68,540	1,932,828
Haemonetics Corp. (a)	15,640	1,025,046
Hospira, Inc. (a)	41,170	2,272,584
Life Technologies Corp. (a)	30,800	1,614,536

		6,844,994

Metals & Mining — 1.4%
Horsehead Holding Corp. (a)	40,300	687,115
Steel Dynamics, Inc.	85,800	1,610,466

		2,297,581

Pharmaceutical & Biotechnology — 2.4%
DepoMed, Inc. (a)	104,300	1,047,172
Medicis Pharmaceutical Corp.,
Class A	35,200	1,127,808
Warner Chilcott PLC, Class A	67,630	1,574,426

		3,749,406

Real Estate — 5.3%
Kilroy Realty Corp. REIT	41,150	1,597,854
LaSalle Hotel Properties REIT	77,300	2,087,100
Regency Centers Corp. REIT	57,700	2,508,796
The Macerich Co. REIT	46,422	2,299,282

		8,493,032

Retail — 4.4%
American Eagle Outfitters, Inc.	94,420	1,500,334
Brown Shoe Co., Inc.	142,900	1,746,238
Iconix Brand Group, Inc. (a)	96,120	2,064,657
Williams-Sonoma, Inc.	43,400	1,757,700

		7,068,929

Semiconductor & Components — 3.7%
FARO Technologies, Inc. (a)	37,700	1,508,000
ON Semiconductor Corp. (a)	231,100	2,280,957

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (concluded)

Xilinx, Inc.	65,500	$2,148,400

		5,937,357

Technology — 2.2%
AOL, Inc. (a)	39,900	779,247
SS&C Technologies Holdings, Inc.
(a)	131,100	2,677,062

		3,456,309

Technology Hardware — 4.3%
Ingram Micro, Inc., Class A (a)	89,100	1,873,773
Polycom, Inc. (a)	38,100	1,975,485
Teradyne, Inc. (a)	173,600	3,091,816

		6,941,074

Transportation — 2.2%
Echo Global Logistics, Inc. (a)	173,060	2,272,278
UTi Worldwide, Inc.	57,726	1,168,374

		3,440,652

Total Common Stocks
(Identified cost $126,582,043)		157,052,870

Preferred Stock — 0.5%

Automotive — 0.5%
Better Place, Inc., Series B
(Identified cost $864,900)	288,300	864,900

Short-Term Investment — 5.1%
State Street Institutional Treasury
Money Market Fund
(Identified cost $8,196,626)	8,196,626	8,196,626

Total Investments — 103.9%
(Identified cost $135,643,569) (b)		$166,114,396
Liabilities in Excess of Cash and
Other Assets — (3.9)%		(6,261,241)

Net Assets — 100.0%		$159,853,155

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Retirement International Equity Portfolio

Common Stocks — 94.8%

Australia — 2.7%
QBE Insurance Group, Ltd.	234,300	$4,282,291
Telstra Corp., Ltd.	3,292,600	9,604,074

Total Australia		13,886,365

Belgium — 2.1%
Anheuser-Busch InBev NV	188,300	10,726,383

Brazil — 2.5%
Banco do Brasil SA	390,242	7,063,150
Cielo SA	689,200	5,842,359

Total Brazil		12,905,509

Canada — 1.9%
Potash Corp. of Saskatchewan,
Inc.	87,600	5,167,451
Rogers Communications, Inc.,
Class B	118,200	4,296,409

Total Canada		9,463,860

China — 1.0%
Industrial and Commercial Bank of
China, Ltd., Class H	1	1
Weichai Power Co., Ltd., Class H	805,000	4,900,238

Total China		4,900,239

Denmark — 1.3%
Novo Nordisk A/S, Class B	53,800	6,759,256

Finland — 1.1%
Sampo Oyj, A Shares	170,700	5,445,528

France — 11.3%
BNP Paribas SA	126,080	9,221,701
Danone SA	120,270	7,856,735
Sanofi-Aventis SA	181,580	12,731,652
Technip SA	77,700	8,286,259
Total SA	177,772	10,822,013
Valeo SA	150,600	8,783,721

Total France		57,702,081

Germany — 5.0%
Bayerische Motoren Werke AG	88,500	7,368,551
SAP AG	95,400	5,840,676
Siemens AG	87,838	12,038,844

Total Germany		25,248,071

Hong Kong — 1.9%
AIA Group, Ltd.	1,672,200	5,148,670
Kerry Properties, Ltd.	923,600	4,630,735

Total Hong Kong		9,779,405

Italy — 1.4%
Atlantia SpA	318,602	7,301,120

Japan — 20.6%
Asics Corp.	234,960	3,141,086
Canon, Inc.	208,200	9,060,880
Daito Trust Construction Co., Ltd.	149,400	10,291,681
Don Quijote Co., Ltd.	222,600	7,035,530
eAccess, Ltd.	6,091	3,346,462
Honda Motor Co., Ltd.	222,600	8,362,888
Hoya Corp.	274,400	6,261,255
JS Group Corp.	362,700	9,418,514
JX Holdings, Inc.	548,900	3,695,408
Keyence Corp.	16,300	4,172,000
Mitsubishi Corp.	191,600	5,318,639
Mitsubishi Estate Co., Ltd.	340,000	5,751,142
Sumitomo Mitsui Financial Group,
Inc.	325,100	10,107,100
Yahoo Japan Corp.	23,423	8,380,241
Yamada Denki Co., Ltd.	160,030	10,793,079

Total Japan		105,135,905

Netherlands — 2.1%
ING Groep NV (a)	852,230	10,786,682

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Retirement International Equity Portfolio (concluded)

Norway — 1.2%
Aker Solutions ASA	263,400	$6,053,640

Russia — 1.0%
Sberbank	1,352,800	5,083,822

South Korea — 2.2%
Hyundai Mobis	18,400	5,493,414
Samsung Electronics Co., Ltd.
GDR (c)	13,900	5,922,790

Total South Korea		11,416,204

Spain — 1.2%
Amadeus IT Holding SA, A Shares	330,200	6,317,450

Sweden — 0.9%
Assa Abloy AB, Class B	163,200	4,692,850

Switzerland — 5.5%
Julius Baer Group, Ltd.	110,400	4,791,011
Novartis AG	273,800	14,851,079
UBS AG (a)	473,760	8,500,343

Total Switzerland		28,142,433

United Kingdom — 27.9%
BG Group PLC	263,300	6,551,201
BHP Billiton PLC	314,900	12,426,993
British American Tobacco PLC	216,040	8,671,211
Diageo PLC	276,110	5,248,785
GlaxoSmithKline PLC	481,900	9,195,591
Informa PLC	1,268,584	8,480,101
International Power PLC	883,800	4,366,797
Lloyds Banking Group PLC (a)	6,823,678	6,358,844
Prudential PLC	1,078,830	12,227,100
Rexam PLC	772,500	4,503,412
Royal Dutch Shell PLC, A Shares	322,300	11,705,636
Standard Chartered PLC	297,075	7,706,096
Tullow Oil PLC	250,400	5,816,493
Unilever PLC	326,500	9,951,649
Vodafone Group PLC	1,954,341	5,533,544
WM Morrison Supermarkets PLC	1,386,900	6,140,624
WPP PLC	514,400	6,341,662
Xstrata PLC	480,200	11,223,802

Total United Kingdom		142,449,541

Total Common Stocks
(Identified cost $413,473,551)		484,196,344

Short-Term Investment — 4.9%
State Street Institutional Treasury
Money Market Fund
(Identified cost $24,965,780)	24,965,780	24,965,780

Total Investments — 99.7%
(Identified cost $438,439,331) (b)		$509,162,124
Cash and Other Assets in Excess
of Liabilities — 0.3%		1,772,084

Net Assets — 100.0%		$510,934,208

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks — 90.4%

Argentina — 1.5%
YPF Sociedad Anonima
Sponsored ADR	317,134	$14,125,148

Brazil — 17.4%
Banco do Brasil SA	1,813,566	32,824,473
Cielo SA	3,169,800	26,870,445
CCR SA	258,800	7,513,625
Companhia Siderurgica Nacional
SA Sponsored ADR	818,100	13,629,546
Natura Cosmeticos SA	455,200	12,825,284
Redecard SA	2,110,157	31,083,990
Souza Cruz SA	875,555	9,116,733
Vale SA Sponsored ADR	889,600	29,668,160

Total Brazil		163,532,256

Canada — 1.6%
First Quantum Minerals, Ltd.	118,700	15,355,703

China — 2.5%
China Construction Bank Corp.,
Class H	10,242,390	9,599,093
NetEase.com, Inc. Sponsored
ADR (a)	143,900	7,124,489
Weichai Power Co., Ltd., Class H	1,099,000	6,689,891

Total China		23,413,473

Egypt — 2.5%
Commercial International Bank
Egypt SAE	1,365,715	7,553,313
Eastern Co.	161,968	2,863,487
Egyptian Co. for Mobile Services	120,465	3,234,231
Orascom Construction Industries	248,144	10,118,129

Total Egypt		23,769,160

France — 0.6%
CFAO SA	146,959	5,516,036

Hong Kong — 0.8%
Huabao International Holdings,
Ltd.	5,094,000	7,858,534

Hungary — 1.0%
OTP Bank PLC	301,740	8,928,911

India — 6.5%
Bank of India	926,072	9,857,750
Bharat Heavy Electricals, Ltd.	258,242	11,929,107
Infosys Technologies, Ltd.
Sponsored ADR	93,600	6,711,120
Jindal Steel & Power, Ltd.	754,658	11,766,201
Punjab National Bank, Ltd.	775,040	21,184,774

Total India		61,448,952

Indonesia — 5.3%
PT Bank Mandiri Tbk	10,936,429	8,540,651
PT Perusahaan Gas Negara
(Persero) Tbk	2,321,000	1,039,552
PT Semen Gresik (Persero) Tbk	7,825,400	8,178,138
PT Tambang Batubara Bukit Asam
Tbk	2,937,000	7,083,204
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	532,600	17,884,708
PT United Tractors Tbk	2,891,550	7,206,045

Total Indonesia		49,932,298

Malaysia — 0.6%
British American Tobacco
Malaysia Berhad	335,000	5,315,757

Mexico — 5.9%
America Movil SAB de CV ADR,
Series L	239,300	13,903,330
Desarrolladora Homex SAB de CV
ADR (a)	170,990	4,659,478
Fomento Economico Mexicano
SAB de CV Sponsored ADR	118,490	6,955,363
Grupo Mexico SAB de CV, Series B	3,863,554	14,486,967

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Grupo Televisa SA Sponsored
ADR (a)	392,800	$9,635,384
Kimberly-Clark de Mexico SAB de
CV, Series A	977,900	6,083,074

Total Mexico		55,723,596

Pakistan — 1.2%
Oil & Gas Development Co., Ltd.	2,947,300	4,673,231
Pakistan Petroleum, Ltd.	2,617,244	6,469,557

Total Pakistan		11,142,788

Philippines — 1.8%
Philippine Long Distance
Telephone Co. Sponsored ADR	316,500	16,932,750

Russia — 5.7%
Magnit OJSC Sponsored GDR (c)	240,075	7,276,673
Mobile TeleSystems OJSC
Sponsored ADR	880,100	18,684,523
OAO LUKOIL Sponsored ADR	31,450	2,252,717
Oriflame Cosmetics SA SDR	150,698	7,797,647
TNK-BP Holding	2,301,686	6,905,058
Uralkali Sponsored GDR	261,549	10,846,437

Total Russia		53,763,055

South Africa — 10.4%
Bidvest Group, Ltd.	412,386	9,062,129
Kumba Iron Ore, Ltd.	190,261	13,443,423
Massmart Holdings, Ltd.	391,986	8,124,801
Murray & Roberts Holdings, Ltd.	1,420,919	5,574,455
Nedbank Group, Ltd.	409,135	8,560,084
Pretoria Portland Cement Co., Ltd.	1,778,693	6,310,219
Sanlam, Ltd.	2,324,436	9,483,287
Shoprite Holdings, Ltd.	725,348	11,126,291
Standard Bank Group, Ltd.	524,786	8,067,664
Tiger Brands, Ltd.	311,941	8,069,888
Truworths International, Ltd.	1,013,145	10,558,274

Total South Africa		98,380,515

South Korea — 11.6%
Hite Brewery Co., Ltd.	40,895	4,044,950
Hyundai Mobis	42,945	12,821,448
KB Financial Group, Inc.	147,400	7,726,423
Korea Life Insurance Co., Ltd. (a)	1,747,752	12,077,087
KT&G Corp.	254,210	13,232,500
NHN Corp. (a)	67,074	11,709,441
Samsung Electronics Co., Ltd.	20,246	17,201,579
Samsung Electronics Co., Ltd.
GDR (c)	1	426
Shinhan Financial Group Co., Ltd.	464,771	21,121,140
Woongjin Coway Co., Ltd.	276,586	9,543,534

Total South Korea		109,478,528

Taiwan — 5.3%
Delta Electronics, Inc.	1,597,000	6,326,849
Hon Hai Precision Industry Co.,
Ltd.	3,379,959	11,838,736
HTC Corp.	200,385	7,836,456
MediaTek, Inc.	1,040,675	11,961,578
Taiwan Semiconductor
Manufacturing Co., Ltd.	5,138,642	12,337,005

Total Taiwan		50,300,624

Thailand — 2.2%
Banpu Public Co., Ltd.	484,000	12,290,031
Kasikornbank Public Co., Ltd.	1,558,800	6,777,391
Siam Cement Public Co., Ltd.	90,700	1,136,562

Total Thailand		20,203,984

Turkey — 6.0%
Akbank TAS	2,398,647	11,651,082
Koc Holding AS	1,654,846	7,695,213
Turkcell Iletisim Hizmetleri AS	2,874,257	17,014,157
Turkiye Is Bankasi AS, C Shares	6,246,162	19,983,835

Total Turkey		56,344,287

Total Common Stocks
(Identified cost $713,052,293)		851,466,355

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio
(concluded)

Preferred Stocks — 4.4%

Brazil — 4.4%
Companhia de Bebidas das
Americas SA Sponsored ADR	371,200	$10,508,672
Companhia Energetica de Minas
Gerais SA Sponsored ADR	641,210	12,356,116
Ultrapar Participacoes SA	299,700	4,961,805
Usinas Siderurgicas de Minas
Gerais SA, A Shares	1,071,200	12,958,197
Vale Fertilizantes SA	63,900	619,959

Total Brazil		41,404,749

Total Preferred Stocks
(Identified cost $38,897,380)		41,404,749

Short-Term Investment — 3.7%
State Street Institutional Treasury
Money Market Fund
(Identified cost $34,758,755)	34,758,755	34,758,755

Total Investments — 98.5%
(Identified cost $786,708,428) (b)		$927,629,859

Cash and Other Assets in Excess
of Liabilities — 1.5%		14,597,810

Net Assets — 100.0%		$942,227,669

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

Retirement U.S. Strategic Equity	$5,727,470	$1,187,269	$42,603	$1,144,666
Retirement U.S. Small-Mid Cap Equity	135,643,569	31,522,512	1,051,685	30,470,827
Retirement International Equity	438,439,331	75,133,450	4,410,657	70,722,793
Retirement Emerging Markets Equity	786,708,428	161,243,686	20,322,255	140,921,431

(c)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2011, these securities amounted to 1.2% and 0.8% of net assets of Lazard Retirement International Equity Portfolio and Lazard Retirement Emerging Markets Equity Portfolio, respectively, and are considered to be liquid.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio

Agriculture	1.0%	1.2%
Alcohol & Tobacco	4.8	4.8
Automotive	4.8	-
Banking	8.6	17.1
Building Materials	-	0.7
Commercial Services	4.7	3.4
Computer Software	1.2	2.0
Construction & Engineering	-	1.7
Consumer Products	-	4.0
Diversified	-	1.8
Electric	0.9	1.3
Energy Exploration & Production	1.1	1.2
Energy Integrated	6.4	4.5
Energy Services	2.8	-
Financial Services	5.0	6.6
Food & Beverages	3.5	1.6
Forest & Paper Products	0.9	0.7
Gas Utilities	-	0.6
Housing	3.9	1.5
Insurance	5.3	1.3
Leisure & Entertainment	1.7	1.0
Manufacturing	6.1	4.1
Metals & Mining	4.6	11.8
Pharmaceutical & Biotechnology	8.5	-
Real Estate	2.0	-
Retail	5.3	3.9
Semiconductors & Components	4.2	5.1
Technology	1.6	0.7
Technology Hardware	-	2.1
Telecommunications	4.5	9.3
Transportation	1.4	0.8

Subtotal	94.8	94.8
Short-Term Investments	4.9	3.7

Total Investments	99.7%	98.5%

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2011 (unaudited)

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Lazard Retirement Series, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Except as described below, securities listed on foreign exchanges are valued at the last reported sales price; securities listed on foreign exchanges not traded on the valuation date are valued at the last quoted bid price. Investments in money market funds are valued at the fund’s net asset value.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as derivative instruments), such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”). The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different than the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Lazard Retirement Series, Inc.
Portfolios of Investments (concluded)
March 31, 2011 (unaudited)

The following table summarizes the valuation of the Portfolios’ investments by each fair value hierarchy level as of March 31, 2011:

	Unadjusted
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Balance as of
Description	(Level 1)	(Level 2)	(Level 3)	March 31, 2011

Retirement U.S. Strategic Equity Portfolio
Common Stocks	$6,744,364	$—	$—	$6,744,364
Preferred Stock	—	—	31,701	31,701
Short-Term Investment	—	96,071	—	96,071

Total	$6,744,364	$96,071	$31,701	$6,872,136

Retirement U.S. Small-Mid Cap Equity Portfolio
Common Stocks	$157,052,870	$—	$—	$157,052,870
Preferred Stock	—	—	864,900	864,900
Short-Term Investment	—	8,196,626	—	8,196,626

Total	$157,052,870	$8,196,626	$864,900	$166,114,396

Retirement International Equity Portfolio
Common Stocks	$484,196,344	$—	$—	$484,196,344
Short-Term Investment	—	24,965,780	—	24,965,780

Total	$484,196,344	$24,965,780	$—	$509,162,124

Retirement Emerging Markets Equity Portfolio
Common Stocks	$844,189,682	$7,276,673	$—	$851,466,355
Preferred Stocks	41,404,749	—	—	41,404,749
Short-Term Investment	—	34,758,755	—	34,758,755

Total	$885,594,431	$42,035,428	$—	$927,629,859

The common stock included in Level 2 was valued based on reference to a similar security from the same issuer which was trading on an active market. The preferred stock included in Level 3 was valued by reference to comparable entities and evaluation of fundamental data relating to the issuer. There were no significant transfers into or out of Levels 1, 2 and 3 as of March 31, 2011.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended March 31, 2011:

										Net Change in
										Unrealized Appreciation
				Change in Unrealized						(Depreciation) from
	Balance as of	Accrued Discounts	Realized	Appreciation			Net Transfers	Net Transfers Out	Balance as of	Investments Still Held at
Description	December 31, 2010	(Premiums)	Gain (Loss)	(Depreciation)	Purchases	Sales	Into Level 3	of Level 3	March 31, 2011	March 31, 2011

Retirement U.S.
Strategic Equity
Portfolio
Preferred Stock	$31,701	$—	$—	$—	$—	$—	$—	$—	$31,701	$—

Retirement U.S.
Small-Mid Cap Equity
Portfolio
Preferred Stock	$864,900	$—	$—	$—	$—	$—	$—	$—	$864,900	$—

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 31, 2011

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	May 31, 2011